Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2017
Notes to Financial Statements
[custom:PropertyAndEquipment]
	June 30, 2017	June 30, 2016
Vehicles	$29,598	$112,817
Furniture and equipment	41,042	343
Personal computers	3,315	1,170
	73,955	114,330
Less: accumulated depreciation	25,822	22,122
Total	$48,133	$92,208